EXPLORATION AND EVALUATION ASSETS (Tables)	9 Months Ended
Sep. 30, 2023
Schedule Of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	British Columbia & Yukon, Canada	Total

Balance, January 1, 2022	$11,052	$-	$1	$11,053

Costs incurred during 2022:
Acquisition costs – Note 4	-	37,618		37,618
Drilling and exploration	719	296	-	1,015
Assessments and taxes	94	61	-	155
Effect of movements in exchange rates	(30)	-	-	(30)
Option income	(7)	-	-	(7)

Balance, December 31, 2022	$11,828	$37,975	$1	$49,804
Costs incurred during 2023:
Drilling and exploration	583	384	-	967
Assessments and taxes	88	(243)	-	(155)
Effect of movements in exchange rates	22	(124)	-	(102)
Option income	(63)	-	-	(63)

Balance, September 30, 2023	$12,458	$37,992	$1	$50,451